Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Global Social Awareness Fund

International Equities Index Fund

Mid Cap Index Fund

Nasdaq-100® Index Fund

Small Cap Index Fund

Stock Index Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Prospectus dated October 1, 2015, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: Global Social Awareness Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Kara Murphy	2014	Senior Vice President, Chief Investment Officer and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: International Equities Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Andrew Sheridan	2014	Senior Vice President and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: Mid Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Nasdaq-100® Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Small Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Stock Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management –Investment Sub-Advisers,” the third paragraph under the heading “SunAmerica Asset Management, LLC” is hereby deleted in its entirety and replaced with the following:

The Global Social Awareness Fund is managed by a team consisting of Timothy Campion, Kara Murphy, CFA, and Jane Bayar, with Mr. Campion serving as team leader. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Please see above for the biography of Mr. Campion.

In addition, under this heading, the fifth paragraph is hereby deleted in its entirety and replaced with the following:

The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Please see above for the biographies of Mr. Campion and Ms. Bayar.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: AGL 33

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

International Equities Index Fund

Mid Cap Index Fund

Stock Index Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Prospectus dated October 1, 2015, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: International Equities Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Andrew Sheridan	2014	Senior Vice President and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: Mid Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Stock Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management –Investment Sub-Adviser,” the fourth paragraph under the heading “SunAmerica Asset Management, LLC” is hereby deleted. In addition, the second paragraph is hereby deleted in its entirety and replaced with the following:

The International Equities Index Fund, Mid Cap Index Fund, and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: AGL 4

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

International Equities Index Fund

Mid Cap Index Fund

Nasdaq-100® Index Fund

Small Cap Index Fund

Stock Index Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Prospectus dated October 1, 2015, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: International Equities Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Andrew Sheridan	2014	Senior Vice President and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: Mid Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Nasdaq-100® Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Small Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Stock Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management –Investment Sub-Advisers,” the fourth paragraph under the heading “SunAmerica Asset Management, LLC” is hereby deleted. In addition, the second paragraph is hereby deleted in its entirety and replaced with the following:

The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research

Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: AGL 7

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

International Equities Index Fund

Mid Cap Index Fund

Nasdaq-100® Index Fund

Small Cap Index Fund

Stock Index Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Prospectus dated October 1, 2015, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: International Equities Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Andrew Sheridan	2014	Senior Vice President and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: Mid Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Nasdaq-100® Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Small Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Stock Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management –Investment Sub-Advisers,” the fourth paragraph under the heading “SunAmerica Asset Management, LLC” is hereby deleted. In addition, the second paragraph is hereby deleted in its entirety and replaced with the following:

The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research

Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: AGL 9

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Global Social Awareness Fund

International Equities Index Fund

Mid Cap Index Fund

Nasdaq-100® Index Fund

Small Cap Index Fund

Stock Index Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Prospectus dated October 1, 2015, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: Global Social Awareness Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Kara Murphy	2014	Senior Vice President, Chief Investment Officer and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: International Equities Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2014	Senior Vice President and Portfolio Manager
Andrew Sheridan	2014	Senior Vice President and Portfolio Manager
Jane Bayar	2015	Portfolio Manager

In the section entitled “Fund Summary: Mid Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Nasdaq-100® Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Small Cap Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Fund Summary: Stock Index Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management –Investment Sub-Adviser,” the second paragraph is hereby deleted in its entirety and replaced with the following:

The Global Social Awareness Fund is managed by a team consisting of Timothy Campion, Kara Murphy, CFA, and Jane Bayar, with Mr. Campion serving as team leader. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Please see above for the biography of Mr. Campion.

The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Please see above for the biographies of Mr. Campion and Ms. Bayar.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: SALA

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Global Social Awareness Fund

International Equities Index Fund

Mid Cap Index Fund

Nasdaq-100® Index Fund

Small Cap Index Fund

Stock Index Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 30, 2015, to the Funds’

Statement of Additional Information (“SAI”) dated October 1, 2015, as amended

In the table under the section entitled “Portfolio Managers – Other Accounts,” with respect to each of the Funds, other than the Global Social Awareness Fund, the information about Kara Murphy, a portfolio manager for SunAmerica Asset Management, LLC (“SAAMCo”), is deleted in its entirety. The information with respect to Andrew Sheridan, a portfolio manager for SAAMCo, is deleted with respect to the Global Social Awareness Fund. The table is supplemented with respect to each of the Funds with the following information:

Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

SAAMCo	Bayar, Jane	—	—	—	—	—	—

*	As of September 30, 2015

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.